Corporate information	6 Months Ended
Jun. 30, 2020
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Corporate information
1. Corporate information
These financial statements are the unaudited
 condensed
interim consolidated financial statements of Mereo BioPharma Group plc and its subsidiaries (collectively, the “Group”) for the six months ended June 30, 2020 were authorised for issue by the Directors on September
28
, 2020. Mereo BioPharma Group plc (the “Company” or the “parent”) is a public limited company incorporated and domiciled in the United Kingdom and whose shares are publicly traded on the AIM Market of the London Stock Exchange with a secondary listing of its American Depositary Receipts (ADR’s) on the Nasdaq Global Market.
The registered office is located at Fourth Floor, 1 Cavendish Place, London W1G 0QF.
The Group is principally engaged in the research and development of novel pharmaceuticals.